Investment Objectives and Goals - Sprott Rare Earths Ex-China ETF	Apr. 07, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Sprott Rare Earths Ex-China ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Sprott Rare Earths Ex-China ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the total return performance of the Nasdaq Sprott Rare Earths Ex-China Index (the “Index”).